Putnam
Growth
Opportunities
Fund

ANNUAL REPORT ON PERFORMANCE AND OUTLOOK

7-31-99


[LOGO: BOSTON * LONDON * TOKYO]



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

Putnam Growth Opportunities Fund begins its fifth year of operation with a record that should make its management team proud and its shareholders delighted. To be sure, the fund was introduced during one of the longest and strongest stock market advances on record, and continued uninterrupted growth would be an unrealistic expectation; past performance -- for fund or market -- should never be taken as a guarantee of future results. But based on a well-tested investment strategy and backed by Putnam's considerable research capabilities, the fund's long-term prospects appear bright.

In the following report, your fund's managers discuss performance during the fiscal year that ended on July 31, 1999, and the outlook for the year ahead. The newest member of the management team, David J. Santos, has been with Putnam since 1986, first as an analyst and currently as a portfolio manager in the Large Cap Growth Equity Group. Dave has 13 years of investment experience.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
September 15, 1999



Report from the Fund Managers

Jeffrey R. Lindsey
C. Beth Cotner
David J. Santos

A retreat from health-care stocks and a focus on the fast-growing technology, media, and telecommunications sectors were the themes for Putnam Growth Opportunities Fund's 1999 fiscal year. For the 12 months ended July 31, 1999, the fund delivered solid performance, despite a pause in the multi-year rally for large-company growth stocks -- its primary investment. Although momentum slowed somewhat for these stocks, strategic shifts in portfolio holdings allowed us to continue taking advantage of the most promising growth sectors. In addition, our decision during the second half of the period to shift assets out of the troubled health-care industry proved beneficial. In particular, the fund's emphasis on pharmaceutical companies was reduced significantly.

Total return for 12 months ended 7/31/99

     Class A           Class B            Class C            Class M
   NAV     POP       NAV     CDSC       NAV     CDSC       NAV     POP
----------------------------------------------------------------------------
   26.78%  19.47%    25.92%  20.92%     26.10%  25.10%     26.20%  21.80%
----------------------------------------------------------------------------

Past performance is no indication of future results. Performance information for longer periods begins on page 6.


* BIOTECHNOLOGY: BRIGHT SPOT IN HEALTH-CARE INDUSTRY

Performance of health-care stocks suffered for several reasons in the latter half of the fund's fiscal year. First, as the strength of the U.S. economy continued, investors began to seek opportunities in other industries that offered growth potential for better prices. Also, sales for major pharmaceutical products have been disappointing, causing large U.S. drug stocks to underperform. Finally, many investors are nervous about potential Medicare/ Medicaid regulatory changes currently under debate in Washington. There is a possibility that new Medicare legislation will have a negative effect on drug pricing. As a result, we have been pleased with our decision to reduce pharmaceutical holdings to below 10% of the fund's net assets.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Retail                   12.9%

Electronics and
electrical equipment     12.1%

Pharmaceuticals and
biotechnology             9.4%

Telecommunications
equipment                 9.3%

Computer software         7.0%

Footnote reads:
*Based on net assets as of 7/31/99. Holdings will vary over time.


While drug stocks came down from their highs, biotechnology stocks continued to provide strong returns through the end of the period. Led by the largest companies, the biotech sector benefited from a number of successful new products as well as consolidation activity, which is often viewed by investors as a sign of a thriving industry. Among your fund's biotech holdings, Biogen, Inc. and Amgen, Inc. were standouts. Biogen is the producer and marketer of Avonex, the top-selling treatment for multiple sclerosis. During 1998, the number of patients using Avonex increased by 60% because of growing awareness of the product in the marketplace and increasing acceptance of the need to treat the disease in its early stages. Amgen has reported strong revenue and profit growth and has an impressive line of products in development, including treatments for rheumatoid arthritis and Parkinson's disease. While these holdings, along with others discussed in this report, were viewed favorably at the end of the fiscal period, all are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.

* TECHNOLOGY PROVES DRIVING FORCE IN FISCAL 1999

The explosive growth in business being conducted over the Internet -- also known as e-commerce -- has been a key component of the fund's success in fiscal 1999. As the Internet boosts data traffic, businesses need more sophisticated equipment to handle the increased demand. Sun Microsystems, one of your fund's technology holdings, is a beneficiary of this trend. The company is a leading maker of workstation computers, storage devices, and servers for powering corporate computer networks. Sun recently announced plans for a new computer chip designed to handle complex graphics, sound, and video at very high speeds using its Java programming language.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

General Electric Co.
Electronics and electrical equipment

Microsoft Corp.
Computer software

Tyco International Ltd.
Conglomerate

Lucent Technologies, Inc.
Telecommunications equipment

Cisco Systems, Inc
Networking equipment

Sun Microsystems, Inc.
Computer services

Time Warner, Inc.
Entertainment

Schering-Plough Corp.
Pharmaceuticals

EMC Corp.
Computers

Nokia Corp.
Telecommunications equipment

Footnote reads:
These holdings represent 38.3% of the fund's net assets as of 7/31/99. Portfolio holdings will vary over time.


Another technology holding boosted by strong demand was data storage company EMC Corp. EMC's products store, retrieve, manage, protect, and share information from all major computing environments. EMC is the leader in this profitable and extremely competitive segment of the technology market. The company has also been looking to expand into broader markets, including the rapidly growing midrange data storage market.

Also benefiting from the Internet boom are companies that provide equipment to transmit growing amounts of data at faster speeds. As the former equipment arm of AT&T Corp., fund holding Lucent Technologies has a solid position in the telephone equipment market and is becoming an increasingly powerful player in the data and Internet markets. Lucent continues to see strong demand across all its business segments and is expected to benefit substantially as telecommunications companies seek to upgrade their networks to handle increased demands for data services. Lucent recently teamed up with wireless carrier Winstar Communications to market high-speed wireless service to corporate customers. Under this arrangement, Lucent will provide the equipment for customers to access Winstar's network, which offers high-speed service for voice, data, and Internet connections.


Concentrating on the best growth stocks

One of the key features of Putnam Growth Opportunities Fund is its selective and concentrated portfolio of stocks. Typically, holdings are world-renowned companies whose products, services, and names are recognized and respected around the world and whose size and scale give them a competitive advantage. However, the fund invests in fewer stocks -- an average of 40 to 50 -- than most other large-company mutual funds, concentrating on very large, well-established companies that are growing at rapid rates. This focus on a select group of companies can translate into greater growth potential than a more diversified portfolio, but it may also add a measure of volatility to performance; major fluctuations in any one holding will likely affect this fund more than a fund with greater diversification. Despite their large size, the companies targeted by the fund's management team are expected to grow by a minimum of 12% annually.


* CABLE TELEVISION, TELECOMM STOCKS THRIVE IN '99

Even outside the technology sector, companies are taking advantage of the rapidly growing demand for complex data transmission. One example is cable, an industry that has changed dramatically since its beginnings as a service to improve TV reception. Today cable companies are providing technologically advanced networks that combine high-speed Internet access, telecommunications, and digital services. To respond to complex demands of businesses and consumers, the cable industry has undergone a revolution that has included intense competition and rapid consolidation as companies try to grab a larger share of this lucrative market.

One example in the fund's portfolio is Comcast, a cable operator with about 4.5 million subscribers in 21 U.S. states. The company offers digital, video, and high-speed Internet access services. Adding to Comcast's strength are its programming subsidiaries, including electronic retailer QVC and E! Entertainment Television. Fund holding Time-Warner, Inc. is also benefiting from its advanced cable offerings as well as from the success of its broadcast networks, which include Cable News Network
(CNN) and Turner Network Television (TNT), among others.

The dynamic telecommunications industry also contributed to the fund's portfolio with holdings such as MCI WorldCom, America's second-largest long-distance phone company. The company was formed in 1997 in one of the largest corporate mergers in history -- the $43 billion acquisition of MCI Communications Corp. by WorldCom, Inc. The company provides telecommunications services to businesses, governments, and consumers from a network of fiber-optic cables and digital microwave and satellite stations. Despite intense competition in the industry, we consider MCI WorldCom to be well positioned, offering competitive products and services such as its local-to-global-to-local networks, which connect directly to customer homes and businesses instead of relying on local phone company networks to transmit phone calls. The company recently acquired paging company SkyTel Communications, a move that will allow expansion to wireless messaging and data services.


Putnam Growth Opportunities Fund's class A shares ranked 50 out of 666 growth funds (top 8%) tracked by Lipper for the 3-year period ended July 31, 1999.

Past performance is not indicative of future results. Lipper is an industry research firm whose rankings are based on total return performance, vary over time, and do not reflect the effects of sales charges. For the 1-year period, the fund's class A shares ranked 151 out of 1067 (top 15%). The fund was not ranked for longer periods. Performance of other share classes will vary.


* MORE VOLATILITY POSSIBLE FOR FISCAL 2000

Just after the close of the period, U.S. markets were experiencing increased volatility and the Federal Reserve Board was the focus of attention. After raising short-term interest rates by a quarter point in June and August, the Fed has continued to express caution and appeared poised to take more preemptive strikes to prevent inflation. We recognize that continued volatility is possible into fiscal 2000, and we will be watching for signs of inflation or accelerated economic growth that could affect the interest-rate outlook and the valuation level of the portfolio.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 7/31/99, there is no guarantee the fund will continue to hold these securities in the future.


Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Growth Opportunities Fund is designed for investors seeking capital appreciation by investing primarily in stocks of well-established, large-capitalization companies that Putnam believes will benefit from promising growth themes worldwide.




TOTAL RETURN FOR PERIODS ENDED 7/31/99

                     Class A         Class B          Class C           Class M
(inception dates)   (10/2/95)        (8/1/97)         (2/1/99)         (8/1/97)
                   NAV     POP      NAV    CDSC      NAV    CDSC      NAV    POP
--------------------------------------------------------------------------------------
1 year             26.78%  19.47%   25.92%  20.92%   26.10%  25.10%   26.20%  21.80%
--------------------------------------------------------------------------------------
Life of fund      185.38  168.93   176.11  173.11   177.66  177.66   178.77  169.09
Annual average     31.49   29.47    30.37   29.99    30.56   30.56    30.69   29.49
--------------------------------------------------------------------------------------



COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 7/31/99

                         Standard &       Russell
                           Poor's          1000            Consumer
                         500 Index     Growth Index       price index
-----------------------------------------------------------------------
1 year                     20.20%         24.04%             2.14%
-----------------------------------------------------------------------
Life of fund              144.50         150.74              8.81
Annual average             26.31          27.15              2.23
-----------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50% respectively. Class B share returns for the 1-year and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and in the case of class B and class M shares the higher operating expenses applicable to such shares. For class C shares, returns for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the CDSC currently applicable to class C shares, which is 1% for the first year and is eliminated thereafter, and the higher operating expenses applicable to class C shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost. The fund's performance reflects a voluntary expense limitation previously in effect. Without the limitation, total return would have been lower.



[GRAPHIC OMITTED: worm chart GROWTH OF A $10,000 INVESTMENT]

GROWTH OF A $10,000 INVESTMENT

Cumulative total return of a $10,000 investment since 10/2/95


                  Fund's class A       Russell 1000     Consumer price
Date               shares at POP       Growth Index          index

10/2/95                9,425             10,000             10,000
7/31/96               11,316             11,101             10,248
7/31/97               16,672             16,857             10,477
7/31/98               21,212             20,214             10,653
7/31/99              $26,893            $25,074            $10,881

Footnote reads:
Past performance is no assurance of future results. At the end of the same time period, a $10,000 investment in the fund's class B shares would have been valued at $27,611 ($27,311 with the contingent deferred sales charge); a $10,000 investment in the fund's class C shares would have been valued at $27,766 and no contingent deferred sales charges would apply. A $10,000 investment in the fund's class M shares would have been valued at $27,877 ($26,909 at public offering price). See first page of performance section for performance calculation method.




PRICE AND DISTRIBUTION INFORMATION 12 MONTHS ENDED 7/31/99

                               Class A        Class B    Class C      Class M
--------------------------------------------------------------------------------------
Distributions (number)*
--------------------------------------------------------------------------------------
Share value:                 NAV      POP       NAV        NAV      NAV      POP
--------------------------------------------------------------------------------------
7/31/98                    $16.99   $18.03    $16.86        --     $16.91   $17.52
--------------------------------------------------------------------------------------
2/1/99+                        --       --        --    $21.24         --       --
--------------------------------------------------------------------------------------
7/31/99                     21.54    22.85     21.23     21.50      21.34    22.11
--------------------------------------------------------------------------------------

* The fund did not make any distributions during the period.

+ Inception of class C shares.






TOTAL RETURN FOR PERIODS ENDED 6/30/99 (most recent calendar quarter)

                         Class A            Class B          Class C          Class M
(inception dates)       (10/2/95)          (8/1/97)         (2/1/99)         (8/1/97)
                      NAV       POP      NAV     CDSC     NAV     CDSC     NAV      POP
--------------------------------------------------------------------------------------------
1 year                32.09%    24.48%   31.10%  26.10%   31.37%  30.37%   31.45%   26.84%
--------------------------------------------------------------------------------------------
Life of fund         195.05    178.04   185.60  182.60   187.22  187.22   188.30   178.30
Annual average        33.55     31.45    32.39   32.02    32.59   32.59    32.73    31.48
--------------------------------------------------------------------------------------------


Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares when sold may be worth more or less than their original cost. See first page of performance section for performance calculation method.


Terms and definitions

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.


Comparative benchmarks

Standard & Poor's 500 Index* is an unmanaged list of common stocks that is frequently used as a general measure of stock market performance.

Russell 1000 Growth Index* contains those Russell 1000 securities with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values than the Russell 1000 Value Index. (The Russell 1000 Index is composed of the 1000 largest companies in the Russell 3000 Index.)

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

*Securities indexes assume reinvestment of all distributions and interest payments and do not take into account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.


A guide to the financial statements

These sections of the report, preceded by the Report of independent accountants, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price is determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-ended funds, a separate table is provided for each share class.


Report of independent accountants

The Board of Trustees of Putnam Investment Funds and Shareholders of Putnam Growth Opportunities Fund

We have audited the accompanying statement of assets and liabilities of Putnam Growth Opportunities Fund, a series of the Putnam Investment Funds, including the fund's portfolio, as of July 31, 1999, and the related statement of operations, statement of changes in net assets and financial highlights for the year or period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended July 31, 1998 and the financial highlights for each of the years or periods in the three-year period ended July 31, 1998 were audited by other auditors whose report dated September 11, 1998 expressed an unqualified opinion on that financial statement and those financial highlights.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform our audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1999 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.


In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Putnam Growth Opportunities Fund as of July 31, 1999, the results of its operations, changes in its net assets and financial highlights for the year or period then ended, in conformity with generally accepted accounting principles.

                                                                 KPMG LLP
Boston, Massachusetts
September 7, 1999




The fund's portfolio
July 31, 1999

COMMON STOCKS (98.7%) (a)
NUMBER OF SHARES                                                                                                     VALUE
Aerospace and Defense (1.3%)
--------------------------------------------------------------------------------------------------------------------------
            588,500  United Technologies Corp.                                                              $   39,245,594

Banks (1.3%)
--------------------------------------------------------------------------------------------------------------------------
          1,503,200  Firstar Corp.                                                                              39,177,150

Broadcasting (3.7%)
--------------------------------------------------------------------------------------------------------------------------
          2,145,600  AT&T Corp. -- Liberty Media, Class A (NON)                                                 79,387,200
            485,100  Clear Channel Communications, Inc. (NON)                                                   33,744,769
                                                                                                            --------------
                                                                                                               113,131,969

Cable Television (2.8%)
--------------------------------------------------------------------------------------------------------------------------
          1,435,700  Comcast Corp. Class A                                                                      55,274,450
            410,900  MediaOne Group Inc. (NON)                                                                  29,738,888
                                                                                                            --------------
                                                                                                                85,013,338

Cellular Communication (3.8%)
--------------------------------------------------------------------------------------------------------------------------
          1,119,900  Sprint PCS                                                                                 67,893,938
            231,400  Vodafone AirTouch PLC (United Kingdom)                                                     48,709,700
                                                                                                            --------------
                                                                                                               116,603,638

Computers (3.0%)
--------------------------------------------------------------------------------------------------------------------------
          1,514,800  EMC Corp. (NON)                                                                            91,740,075

Computer Services (6.0%)
--------------------------------------------------------------------------------------------------------------------------
            424,600  America Online, Inc. (NON)                                                                 40,390,075
            443,000  Hewlett-Packard Co.                                                                        46,376,563
          1,424,900  Sun Microsystems, Inc. (NON)                                                               96,715,088
                                                                                                            --------------
                                                                                                               183,481,726

Computer Software (7.0%)
--------------------------------------------------------------------------------------------------------------------------
          2,047,800  Microsoft Corp. (NON)                                                                     175,726,838
          1,012,900  Oracle Corp. (NON)                                                                         38,553,506
                                                                                                            --------------
                                                                                                               214,280,344

Conglomerates (4.1%)
--------------------------------------------------------------------------------------------------------------------------
          1,277,500  Tyco International Ltd.                                                                   124,795,781

Consumer Products (1.0%)
--------------------------------------------------------------------------------------------------------------------------
            614,800  Colgate-Palmolive Co.                                                                      30,355,750

Cosmetics (1.7%)
--------------------------------------------------------------------------------------------------------------------------
          1,089,100  Estee Lauder Cos. Class A                                                                  51,800,319

Electronics and Electrical Equipment (12.1%)
--------------------------------------------------------------------------------------------------------------------------
          1,743,800  General Electric Co.                                                                      190,074,200
            371,200  Illinois Tool Works, Inc.                                                                  27,584,800
            799,600  Motorola, Inc.                                                                             72,963,500
            559,600  Texas Instruments, Inc.                                                                    80,582,400
                                                                                                            --------------
                                                                                                               371,204,900

Entertainment (5.2%)
--------------------------------------------------------------------------------------------------------------------------
          1,335,500  Time Warner, Inc.                                                                          96,156,000
          1,556,100  Viacom, Inc. Class B (NON)                                                                 65,258,944
                                                                                                            --------------
                                                                                                               161,414,944

Financial Services (4.5%)
--------------------------------------------------------------------------------------------------------------------------
          1,191,700  Citigroup, Inc.                                                                            53,105,131
            392,300  Morgan Stanley, Dean Witter, Discover and Co.                                              35,356,038
            211,700  Providian Financial Corp.                                                                  19,264,700
            677,500  Schwab (Charles) Corp.                                                                     29,852,344
                                                                                                            --------------
                                                                                                               137,578,213

Insurance (1.8%)
--------------------------------------------------------------------------------------------------------------------------
            479,400  American International Group, Inc.                                                         55,670,325

Networking Equipment (3.1%)
--------------------------------------------------------------------------------------------------------------------------
          1,557,300  Cisco Systems, Inc. (NON)                                                                  96,747,263

Pharmaceuticals and Biotechnology (9.4%)
--------------------------------------------------------------------------------------------------------------------------
            902,300  American Home Products Corp.                                                               46,017,300
            811,800  Amgen Inc. (NON)                                                                           62,407,125
            384,800  Biogen, Inc. (NON)                                                                         26,479,050
          1,878,500  Schering-Plough Corp.                                                                      92,046,500
            946,600  Warner-Lambert Co.                                                                         62,475,600
                                                                                                            --------------
                                                                                                               289,425,575

Retail (12.9%)
--------------------------------------------------------------------------------------------------------------------------
            785,800  Costco Companies, Inc. (NON)                                                               58,738,550
            993,400  CVS Corp.                                                                                  49,421,650
          1,045,700  Gap, Inc. (The)                                                                            48,886,475
          1,318,600  Home Depot, Inc. (The)                                                                     84,143,163
            815,300  Staples, Inc. (NON)                                                                        23,541,788
          1,367,300  TJX Cos., Inc. (The)                                                                       45,206,356
          2,041,200  Wal-Mart Stores, Inc.                                                                      86,240,700
                                                                                                            --------------
                                                                                                               396,178,682

Telecommunications Equipment (9.3%)
--------------------------------------------------------------------------------------------------------------------------
          1,895,500  Lucent Technologies, Inc.                                                                 123,325,969
          1,047,200  Nokia Corp. ADR (Finland)                                                                  89,077,450
            201,000  QUALCOMM, Inc. (NON)                                                                       31,356,000
            708,900  Tellabs, Inc. (NON)                                                                        43,641,651
                                                                                                            --------------
                                                                                                               287,401,070

Telephone Services (4.7%)
--------------------------------------------------------------------------------------------------------------------------
            990,200  MCI WorldCom, Inc. (NON)                                                                   81,691,500
          1,207,400  Sprint Corp.                                                                               62,407,488
                                                                                                            --------------
                                                                                                               144,098,988
                                                                                                            --------------
                     Total Common Stocks (cost $2,610,332,314)                                              $3,029,345,644

SHORT-TERM INVESTMENTS (1.4%) (a) (cost $43,415,000)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
        $43,415,000  Interest in $369,077,000 joint repurchase agreement dated July 30, 1999 with S. B. C. Warburg Inc.
                       due August 2, 1999 with respect to various U.S. Treasury
                       obligations -- maturity value of $43,433,198 for an
                       effective yield of 5.03%                                                             $   43,415,000
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $2,653,747,314) (b)                                            $3,072,760,644
--------------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $3,069,303,172.

  (b) The aggregate identified cost on a tax basis is $2,660,793,972, resulting in gross unrealized appreciation and depreciation of $477,519,655 and $65,552,983, respectively, or net unrealized appreciation of $411,966,672.

(NON) Non-income-producing security.

      ADR, after the name of a foreign holding stands for American Depositary Receipts, representing ownership of foreign securities on deposit with a domestic custodian bank.

      The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
July 31, 1999
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $2,653,747,314) (Note 1)                                        $3,072,760,644
-----------------------------------------------------------------------------------------------
Cash                                                                                        510
-----------------------------------------------------------------------------------------------
Dividends and interest receivable                                                       454,370
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                               24,219,090
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                       17,694,251
-----------------------------------------------------------------------------------------------
Unamortized organization expenses (Note 1)                                                3,145
-----------------------------------------------------------------------------------------------
Total assets                                                                      3,115,132,010

Liabilities
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                     30,976,779
-----------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                            8,021,314
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                          4,043,458
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                              315,680
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                             9,306
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                              7,109
-----------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                1,747,086
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                  708,106
-----------------------------------------------------------------------------------------------
Total liabilities                                                                    45,828,838
-----------------------------------------------------------------------------------------------
Net assets                                                                       $3,069,303,172

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                  $2,686,014,875
-----------------------------------------------------------------------------------------------
Accumulated net realized loss on investments (Note 1)                               (35,725,033)
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                          419,013,330
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                       $3,069,303,172

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($1,348,515,343 divided by 62,610,731 shares)                                            $21.54
-----------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $21.54)*                                  $22.85
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($1,539,408,791 divided by 72,505,940 shares)**                                          $21.23
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($70,285,951 divided by 3,269,086 shares)**                                              $21.50
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($90,284,937 divided by 4,230,688 shares)                                                $21.34
-----------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $21.34)*                                  $22.11
-----------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class Y share
($20,808,150 divided by 965,776 shares)                                                  $21.55
-----------------------------------------------------------------------------------------------

  * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

 ** Redemption price per share is equal to net asset value less any contingent deferred sales charge.

    The accompanying notes are an integral part of these financial statements.





Statement of operations
Year ended July 31, 1999
Investment income:
-----------------------------------------------------------------------------------------------
Dividends                                                                          $  6,632,490
-----------------------------------------------------------------------------------------------
Interest                                                                              1,943,524
-----------------------------------------------------------------------------------------------
Total investment income                                                               8,576,014

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                      9,740,052
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                        1,619,035
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                        33,034
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                         18,918
-----------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                 1,856,992
-----------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                 8,271,805
-----------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                                   189,067
-----------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                   415,308
-----------------------------------------------------------------------------------------------
Amortization of organization expenses (Note 1)                                            1,232
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                 112,522
-----------------------------------------------------------------------------------------------
Registration fees                                                                       602,402
-----------------------------------------------------------------------------------------------
Auditing                                                                                 28,316
-----------------------------------------------------------------------------------------------
Legal                                                                                    12,643
-----------------------------------------------------------------------------------------------
Postage                                                                                 214,809
-----------------------------------------------------------------------------------------------
Other                                                                                   202,547
-----------------------------------------------------------------------------------------------
Total expenses                                                                       23,318,682
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                             (190,242)
-----------------------------------------------------------------------------------------------
Net expenses                                                                         23,128,440
-----------------------------------------------------------------------------------------------
Net investment loss                                                                 (14,552,426)
-----------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                                    (31,220,468)
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the year                          328,414,959
-----------------------------------------------------------------------------------------------
Net gain on investments                                                             297,194,491
-----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                               $282,642,065
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                                      Year ended July 31
                                                                                -------------------------------
                                                                                           1999            1998
---------------------------------------------------------------------------------------------------------------
Increase in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment loss                                                              $  (14,552,426)  $  (2,138,308)
---------------------------------------------------------------------------------------------------------------
Net realized loss on investments                                                    (31,220,468)     (4,490,208)
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                          328,414,959      89,355,391
---------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                282,642,065      82,726,875
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------
From capital gain on investments
    Class A                                                                                  --        (169,802)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                                  --        (163,947)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                                  --         (15,005)
---------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                 2,175,405,698     523,492,191
---------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                      2,458,047,763     605,870,312

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of year                                                                   611,255,409       5,385,097
---------------------------------------------------------------------------------------------------------------
End of year (including undistributed net investment
income of $-- and $--, respectively)                                             $3,069,303,172    $611,255,409
---------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




Financial highlights
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                   For the period
Per-share                                                                                                          October 2, 1995+
operating performance                                                           Year ended July 31                    to July 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                      1999             1998             1997             1996
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                 $16.99           $13.38           $10.15            $8.50
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                          (.09)(d)         (.07)(a)(d)       .03(a)           .03(a)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                   4.64             3.71             4.43             1.67
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                 4.55             3.64             4.46             1.70
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                       --               --             (.04)            (.04)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                          --             (.03)           (1.19)            (.01)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                     --             (.03)           (1.23)            (.05)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                       $21.54           $16.99           $13.38           $10.15
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                                               26.78            27.23            47.34            20.08 *
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                  $1,348,515         $287,291           $5,385           $2,647
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                                             1.01             1.25(a)          1.05(a)           .89*(a)
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average net assets (%)                                             (.48)            (.43)(a)          .20(a)           .30*(a)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                               82.18            70.90           145.10           151.15*
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized

(a) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses of the fund reflect a reduction of $0.01 per share for each of class A, B and M, for the period ended July 31, 1998 and $0.11 per share for each of the periods ended July 31, 1997 and July 31, 1996.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges. For periods prior to July 31,
    1999 an expense limitation was in effect. Without the limitation, the total return would have been lower.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(d) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(e) Net investment income (loss) was less than $0.01 per share.




Financial highlights
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                  For the period
Per-share                                                                                           Year ended     August 1, 1997+
operating performance                                                                                 July 31        to July 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        1999             1998
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                                   $16.86           $13.38
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)(d)                                                                         (.24)            (.18)(a)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                                                     4.61             3.69
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                                   4.37             3.51
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                                         --               --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                                            --             (.03)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                                       --             (.03)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                         $21.23           $16.86
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                                                                                 25.92            26.25*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                    $1,539,409         $299,195
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                                                                               1.76             2.00*(a)
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average net assets (%)                                                                              (1.23)           (1.19)*(a)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                                 82.18            70.90
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized

(a) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses of the fund reflect a reduction of $0.01 per share for each of class A, B and M, for the period ended July 31, 1998 and $0.11 per share for each of the periods ended July 31, 1997 and July 31, 1996.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges. For periods prior to July 31,
    1999 an expense limitation was in effect. Without the limitation, the total return would have been lower.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(d) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(e) Net investment income (loss) was less than $0.01 per share.




Financial highlights
(For a share outstanding throughout the period)

CLASS C
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                   For the period
Per-share                                                                                                         February 1, 1999+
operating performance                                                                                                 to July 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         1999
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                                                    $21.24
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)(d)                                                                                          (.12)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                                                                       .38
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                                                     .26
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                                                          --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                                                             --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                                                        --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                                          $21.50
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                                                                                                   1.22*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                                        $70,286
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                                                                                                 .88*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average net assets (%)                                                                                                (.63)*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                                                  82.18
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized

(a) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses of the fund reflect a reduction of $0.01 per share for each of class A, B and M, for the period ended July 31, 1998 and $0.11 per share for each of the periods ended July 31, 1997 and July 31, 1996.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges. For periods prior to July 31,
    1999 an expense limitation was in effect. Without the limitation, the total return would have been lower.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(d) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(e) Net investment income (loss) was less than $0.01 per share.




Financial highlights
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                    For the period
Per-share                                                                                           Year ended      August 1, 1997+
operating performance                                                                                 July 31         to July 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        1999             1998
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                                   $16.91           $13.38
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)(d)                                                                         (.19)            (.14)(a)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                                                     4.62             3.70
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                                   4.43             3.56
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                                         --               --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                                            --             (.03)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                                       --             (.03)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                         $21.34           $16.91
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                                                                                 26.20            26.63*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                       $90,285          $24,769
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                                                                               1.51             1.75*(a)
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average net assets (%)                                                                               (.98)            (.93)*(a)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                                 82.18            70.90
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized

(a) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses of the fund reflect a reduction of $0.01 per share for each of class A, B and M, for the period ended July 31, 1998 and $0.11 per share for each of the periods ended July 31, 1997 and July 31, 1996.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges. For periods prior to July 31,
    1999 an expense limitation was in effect. Without the limitation, the total return would have been lower.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(d) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(e) Net investment income (loss) was less than $0.01 per share.




Financial highlights
(For a share outstanding throughout the period)

CLASS Y
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                               For the period
Per-share                                                                                                        July 1, 1999+
operating performance                                                                                              to July 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         1999
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                                                    $22.27
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)(d)                                                                                            --(e)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                                                                      (.72)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                                                    (.72)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                                                          --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                                                             --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                                                        --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                                          $21.55
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                                                                                                  (3.23)*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                                        $20,808
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                                                                                                 .06*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average net assets (%)                                                                                                (.02)*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                                                  82.18
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized

(a) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses of the fund reflect a reduction of $0.01 per share for each of class A, B and M, for the period ended July 31, 1998 and $0.11 per share for each of the periods ended July 31, 1997 and July 31, 1996.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges. For periods prior to July 31,
    1999 an expense limitation was in effect. Without the limitation, the total return would have been lower.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(d) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(e) Net investment income (loss) was less than $0.01 per share.



Notes to financial statements
July 31, 1999

Note 1
Significant accounting policies

Putnam Growth Opportunities Fund (the "fund") is one of a series of Putnam Investment Funds (the "trust") which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund invests primarily in common stocks of companies that Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc., believes have potential for capital appreciation significantly greater than that of the market averages.

The fund offers class A, class B, class C, class M and class Y shares. The fund begun offering class C shares and class Y shares on February 1, 1999 and July 1, 1999, respectively. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge, but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front-end sales charge of 3.50% and pay an ongoing distribution fee that is lower than class B shares and class C shares and higher than class A shares. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C and class M shares, but do not bear a distribution fee. Class Y shares are sold to defined contribution plans that invest at least $150 million in a combination of Putnam funds and other accounts managed by affiliates of Putnam Management.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported -- as in the case of some securities traded over the counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

E) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the year ended July 31, 1999, the fund had no borrowings against the line of credit.

F) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At July 31, 1999, the fund had a capital loss carryover of approximately $28,678,000 available to offset future capital gains, if any. The amount of the carryover and the expiration dates are:

Loss Carryover               Expiration
--------------               -------------
   $   506,000               July 31, 2006
    28,172,000               July 31, 2007

G) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include temporary and permanent differences of losses on wash sale transactions, organization costs and net operating loss.

Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the year ended July 31, 1999, the fund reclassified $14,552,426 to decrease accumulated net investment loss and $14,552,426 to decrease paid-in-capital. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

H) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

I) Unamortized organization expenses Expenses incurred by the fund in connection with its organization, its registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares were $8,843. These expenses are being amortized on projected net asset levels over a five-year period.

Note 2
Management fee, administrative
services, and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.70% of the first $500 million of average net assets, 0.60% of the next $500 million, 0.55% of the next $500 million, 0.50% of the next $5 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.44 % of the next $5 billion, and 0.43% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the year ended July 31, 1999, fund expenses were reduced by $190,242 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $3,041 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, 1.00% and 0.75% of the average net assets attributable to class A, class B, class C and class M shares, respectively.

For the year ended July 31, 1999, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $2,963,687 and $124,662 from the sale of class A and class M shares, respectively and received $1,438,385 and $8,489 in contingent deferred sales charges from redemptions of class B and C shares, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the year ended July 31, 1999, Putnam Mutual Funds Corp., acting as underwriter received $22,307 on class A redemptions.

Note 3
Purchases and sales of securities

During the year ended July 31, 1999, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $3,449,819,884 and $1,325,033,534, respectively. There were no purchases and sales of U.S. government obligations.

Note 4
Capital shares

At July 31, 1999, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                                     Year ended July 31, 1999
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     60,495,064     $1,226,507,333
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                           --                 --
-----------------------------------------------------------------------------
                                                60,495,064      1,226,507,333

Shares
repurchased                                    (14,796,454)      (297,764,756)
-----------------------------------------------------------------------------
Net increase                                    45,698,610     $  928,742,577
-----------------------------------------------------------------------------

                                                     Year ended July 31, 1998
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     19,027,520      $ 279,728,139
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       12,807            164,435
-----------------------------------------------------------------------------
                                                19,040,327        279,892,574

Shares
repurchased                                     (2,530,771)       (37,177,983)
-----------------------------------------------------------------------------
Net increase                                    16,509,556      $ 242,714,591
-----------------------------------------------------------------------------

                                                     Year ended July 31, 1999
-----------------------------------------------------------------------------
Class B                                             Shares            Amount
-----------------------------------------------------------------------------
Shares sold                                     64,661,133     $1,294,888,144
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                           --                 --
-----------------------------------------------------------------------------
                                                64,661,133      1,294,888,144

Shares
repurchased                                     (9,895,865)      (194,839,289)
-----------------------------------------------------------------------------
Net increase                                    54,765,268     $1,100,048,855
-----------------------------------------------------------------------------

                                                For the period August 1, 1997
                                                 (commencement of operations)
                                                             to July 31, 1998
-----------------------------------------------------------------------------
Class B                                             Shares            Amount
-----------------------------------------------------------------------------
Shares sold                                     19,821,376      $ 290,193,248
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       12,262            156,947
-----------------------------------------------------------------------------
                                                19,833,638        290,350,195

Shares
repurchased                                     (2,092,966)       (30,848,946)
-----------------------------------------------------------------------------
Net increase                                    17,740,672      $ 259,501,249
-----------------------------------------------------------------------------

                                              For the period February 1, 1999
                                                 (commencement of operations)
                                                             to July 31, 1999
-----------------------------------------------------------------------------
Class C                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      3,383,619       $ 72,850,113
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                           --                 --
-----------------------------------------------------------------------------
                                                 3,383,619         72,850,113

Shares
repurchased                                       (114,533)        (2,464,821)
-----------------------------------------------------------------------------
Net increase                                     3,269,086       $ 70,385,292
-----------------------------------------------------------------------------

                                                     Year ended July 31, 1999
-----------------------------------------------------------------------------
Class M                                             Shares            Amount
-----------------------------------------------------------------------------
Shares sold                                      4,076,095        $78,161,548
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                           --                 --
-----------------------------------------------------------------------------
                                                 4,076,095         78,161,548

Shares
repurchased                                     (1,310,460)       (23,322,789)
-----------------------------------------------------------------------------
Net increase                                     2,765,635        $54,838,759
-----------------------------------------------------------------------------

                                                For the period August 1, 1997
                                                 (commencement of operations)
                                                             to July 31, 1998
-----------------------------------------------------------------------------
Class M                                            Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      1,625,623        $23,686,551
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                        1,156             14,812
-----------------------------------------------------------------------------
                                                 1,626,779         23,701,363

Shares
repurchased                                       (161,726)        (2,425,012)
-----------------------------------------------------------------------------
Net increase                                     1,465,053        $21,276,351
-----------------------------------------------------------------------------

                                                  For the period July 1, 1999
                                                 (commencement of operations)
                                                             to July 31, 1999
-----------------------------------------------------------------------------
Class Y                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      1,006,739        $22,318,441
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                           --                 --
-----------------------------------------------------------------------------
                                                 1,006,739         22,318,441

Shares
repurchased                                        (40,963)          (928,226)
-----------------------------------------------------------------------------
Net increase                                       965,776        $21,390,215
-----------------------------------------------------------------------------

Note 5
Change in independent accountants

Based on the recommendation of the Audit Committee of the fund, the Board of Trustees has determined not to retain PricewaterhouseCoopers LLP as this fund's independent auditor and voted to appoint KPMG LLP for the fund's fiscal year ended July 31, 1999. During the two most recent fiscal years, PricewaterhouseCoopers LLP audit reports contained no adverse opinion or disclaimer of opinion; nor were its reports qualified or modified as to uncertainty, audit scope, or accounting principle. Further, in connection with its audits for the two most recent fiscal years and through July 14, 1999, there were no disagreements between the fund and PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which if not resolved to the satisfaction of PricewaterhouseCoopers LLP would have caused it to make reference to the disagreements in its report on the financial statements for such years.



Federal tax information
(Unaudited)

The Form 1099 you receive in January 2000 will show the tax status of all distributions paid to your account in calendar 1999.


Fund information

WEB SITE

www.putnaminv.com

INVESTMENT MANAGER

Putnam Investment Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT ACCOUNTANTS

KPMG LLP

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

John J. Morgan, Jr.
Vice President

C. Beth Cotner
Vice President and Fund Manager

Jeffrey R. Lindsey
Vice President and Fund Manager

David J. Santos
Vice President and Fund Manager

Richard A. Monaghan
Vice President

John R. Verani
Vice President

This report is for the information of shareholders of Putnam Growth Opportunities Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments' Web site: www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.



[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
BULK RATE
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminv.com


AN061 54564 2AP/2HJ/2HK/2HL 9/99



PUTNAM INVESTMENTS                                      [SCALE LOGO OMITTED]
----------------------------------------------------------------------------
Putnam Growth Opportunities Fund
Supplement to Annual Report dated 7/31/99

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to defined contribution plans investing $150 million or more in one or more of Putnam's funds or private accounts. Performance of class Y shares, which incur neither a front-end load, distribution fee, nor contingent deferred sales charge, will differ from performance of class A, B, and M shares, which are discussed more extensively in the annual report.

ANNUAL RESULTS AT A GLANCE
----------------------------------------------------------------------------
Total return
for periods ended 7/31/99                               NAV

1 year                                                 26.84
Life of fund (since class A inception, 10/2/95)       188.25
Annual average                                         31.86

Share value:                                            NAV

7/31/98                                                 --
7/1/99 (class Y share inception)	                  $22.27
7/31/99                                               $21.55
----------------------------------------------------------------------------
Distributions:     No.       Income        Capital gains      Total
                    0         $0.00             0.00          $0.00
----------------------------------------------------------------------------

Please note that past performance does not indicate future results. More recent returns may be more or less than those shown. Returns shown for class Y shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect the initial sales charge currently applicable to class A shares. These returns have not been adjusted to reflect differences in operating expenses which, for class Y shares, are lower than the operating expenses applicable to class A shares. All returns assume reinvestment of distributions at net asset value. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.